united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2014

1-877-7PWRINC
1-877-779-7462

www.powerincomefund.com
www.powerdividendindexfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund or Power Dividend Index Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Power Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the periods ended December 31, 2014, compared to its benchmarks:

	Six Month	One Year	Three Year	Since Inception (a)	Since Inception (b)
Power Income Fund - Class A	(3.72)%	(0.32)%	4.22%	2.90%	N/A
Power Income Fund - Class A with load	(8.50)%	(5.26)%	2.46%	1.67%	N/A
Power Income Fund - Class C	N/A	N/A	N/A	N/A	(0.94)%
Power Income Fund - Class I	(3.60)%	0.02%	4.47%	3.14%	N/A
Barclays Capital U.S. Aggregate Bond Index (c)	1.96%	5.97%	2.66%	3.45%	0.35%
Merrill Lynch U.S. High Yield Master II Index (d)	(2.97)%	2.50%	8.37%	7.90%	(1.60)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A and Class I prospectus dated October 24, 2014 is 2.11% and 1.86%, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. The total annual opertaing expenses as stated in the fee table of the Fund’s Class C prospectus dated November 17, 2014 is 2.86%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010.

(b)	Inception date is November 25, 2014.

(c)	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(d)	The Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of December 31, 2014

Holdings By Investment Type	% of Net Assets
Money Market Funds	100.1%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Power Dividend Index Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2014

The Fund’s performance figures* for the periods ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)	Since Inception (b)
Power Dividend Index Fund - Class A	1.64%	12.16%	12.64%	N/A
Power Dividend Index Fund - Class A with load	(3.47)%	6.52%	7.68%	N/A
Power Dividend Index Fund - Class C	N/A	N/A	N/A	(2.29)%
Power Dividend Index Fund - Class I	1.74%	12.48%	12.83%	N/A
S&P 500 Total Return Index (c)	6.12%	13.69%	17.77%	(0.20)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A and Class I prospectus dated October 28, 2014 is 1.76% and 1.51%, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. The total annual operating expenses as stated in the fee table of the Fund’s Class C prospectus dated November 17, 2014 is 2.51%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013.

(b)	Inception date is November 25, 2014.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2014

Holdings By Sector	% of Net Assets
Oil & Gas	10.7%
Electric	10.0%
Telecomunications	9.9%
Retail	8.1%
Pharmaceuticals	7.7%
Agriculture	7.6%
Chemicals	4.2%
Banks	4.0%
Miscellaneous Manufacturing	4.0%
Other Sectors (Common Stock) and Short-Term Investments	35.0%
Liabilities In Excess of Other Assets	(1.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

2

Power Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 100.1%
	MONEY MARKET FUNDS - 100.1%
61,000,000	BlackRock Cash Funds Institutional Class, 0.12% *	$61,000,000
61,000,000	Dreyfus Treasury Prime Cash Management - Institutional, 0.00% *	61,000,000
61,000,000	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% *	61,000,000
60,762,640	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.07% *	60,762,640
61,000,000	AIM-STIT-Government & Agency Portfolio - Institutional Class, 0.01% *	61,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $304,762,640)	304,762,640

	TOTAL INVESTMENTS - 100.1% (Cost - $304,762,640) (a)	$304,762,640
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(372,834)
	NET ASSETS - 100.0%	$304,389,806

*	Money market fund; interest rate reflects effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $304,948,537 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(185,897)
Net unrealized depreciation	$(185,897)

See accompanying notes to financial statements.

3

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 99.8%
	AEROSPACE/DEFENSE - 2.0%
29,564	Lockheed Martin Corp.	$5,693,139

	AGRICULTURE - 7.6%
110,303	Altria Group, Inc.	5,434,629
87,532	Lorillard, Inc.	5,509,264
64,864	Philip Morris International, Inc.	5,283,173
85,185	Reynolds American, Inc.	5,474,840
		21,701,906
	BANKS - 4.0%
146,211	BB&T Corp.	5,686,146
91,191	JPMorgan Chase & Co.	5,706,733
		11,392,879
	CHEMICALS - 4.2%
126,338	Dow Chemical Co.	5,762,276
77,552	LyondellBasell Industries NV	6,156,853
		11,919,129
	COMPUTERS - 2.0%
85,514	Seagate Technology PLC	5,686,681

	ELECTRIC - 10.0%
85,394	Consolidated Edison, Inc.	5,636,858
75,277	Dominion Resources, Inc.	5,788,801
156,327	PPL Corp.	5,679,360
114,241	Southern Co.	5,610,376
284,511	TECO Energy, Inc.	5,829,630
		28,545,025
	ENVIRONMENTAL CONTROL - 2.0%
112,892	Waste Management, Inc.	5,793,617

	FOOD - 2.0%
92,461	Kraft Foods Group, Inc.	5,793,606

	HEALTHCARE PRODUCTS - 2.0%
76,290	Baxter International, Inc.	5,591,294

	INSURANCE - 4.0%
107,592	Cincinnati Financial Corp.	5,576,493
63,182	Prudential Financial, Inc.	5,715,444
		11,291,937
	IRON/STEEL - 1.8%
105,535	Nucor Corp.	5,176,492

	MINING - 2.1%
251,482	Freeport McMoran Copper & Gold, Inc. - Cl. B	5,874,620

	MISCELLANEOUS MANUFACTURING - 4.0%
84,606	Eaton Corp. PLC	5,749,824
220,009	General Electric Co.	5,559,627
		11,309,451
	OFFICE/BUSINESS EQUIPMENT - 1.9%
227,387	Pitney Bowes, Inc.	5,541,421

	OIL & GAS - 10.7%
87,704	ConocoPhilips	6,056,838
163,950	Diamond Offshore Drilling, Inc.	6,018,604
202,556	Ensco PLC	6,066,552
377,197	Noble Corp. PLC	6,250,155
332,607	Transocean Ltd.	6,096,687
		30,488,836
	PACKAGING & CONTAINERS - 2.0%
127,555	Bemis Co., Inc.	5,766,762

See accompanying notes to financial statements.

4

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK 99.8% (Continued)
	PHARMACEUTICALS - 7.7%
78,747	Eli Lilly & Co.	$5,432,756
52,423	Johnson & Johnson	5,481,873
94,878	Merck & Co., Inc.	5,388,122
176,941	Pfizer, Inc.	5,511,712
		21,814,463
	RETAIL - 8.1%
155,511	Coach, Inc.	5,840,993
95,398	Darden Restaurants, Inc.	5,593,185
169,526	GameStop Corp. - Cl. A	5,729,979
332,441	Staples, Inc.	6,023,831
		23,187,988
	SAVINGS & LOANS - 2.0%
375,812	People’s United Financial, Inc.	5,704,826

	SEMICONDUCTORS - 3.9%
79,770	KLA-Tencor Corp.	5,609,426
125,297	Microchip Technology, Inc.	5,652,148
		11,261,574
	SOFTWARE - 3.9%
183,390	CA, Inc.	5,584,225
118,772	Paychex, Inc.	5,483,703
		11,067,928
	TELECOMUNICATIONS - 9.9%
170,260	AT&T, Inc.	5,719,033
145,686	CenturyLink, Inc.	5,766,252
874,714	Frontier Communications Corp.	5,834,342
120,146	Verizon Communications, Inc.	5,620,430
646,778	Windstream Holdings, Inc.	5,329,451
		28,269,508
	TOYS/GAMES/HOBBIES - 1.9%
178,073	Mattel Inc.	5,510,469

	TOTAL COMMON STOCK (Cost - $282,561,032)	284,383,551

	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUNDS - 1.5%
4,253,347	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.07% *	4,253,347
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,253,347)

	TOTAL INVESTMENTS - 101.2% (Cost - $286,814,379) (a)	$288,636,898
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(3,428,428)
	NET ASSETS - 100.0%	$285,208,470

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $286,829,458 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,952,173
Unrealized depreciation	(8,144,733)
Net unrealized appreciation	$1,807,440

See accompanying notes to financial statements.

5

Power Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2014

	Power Income	Power Dividend
	Fund	Index Fund
ASSETS
Investment securities:
At cost	$304,762,640	$286,814,379
At value	$304,762,640	$288,636,898
Receivable for Fund shares sold	506,128	1,367,655
Dividends and interest receivable	185,555	734,232
Prepaid expenses and other assets	58,519	105,446
TOTAL ASSETS	305,512,842	290,844,231

LIABILITIES
Payable for investments purchased	—	5,113,495
Payable for Fund shares repurchased	724,010	226,948
Investment advisory fees payable	280,118	241,775
Fees payable to other affiliates	41,248	16,898
Distribution (12b-1) fees payable	7,453	16,693
Accrued expenses and other liabilities	70,207	19,952
TOTAL LIABILITIES	1,123,036	5,635,761
NET ASSETS	$304,389,806	$285,208,470

COMPOSITION OF NET ASSETS:
Paid in capital	$313,562,079	$276,590,242
Undistributed net investment income	1,351,663	205,224
Accumulated net realized gain (loss) from security transactions	(10,523,936)	6,590,485
Net unrealized appreciation of investments	—	1,822,519
NET ASSETS	$304,389,806	$285,208,470

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$31,019,412	$77,843,643
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,138,228	6,962,702
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$9.88	$11.18
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$10.40	$11.77

Class C Shares:
Net Assets	$556,558	$1,786,719
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	56,330	159,884
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.88	$11.18

Class I Shares:
Net Assets	$272,813,836	$205,578,108
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	27,634,056	18,386,745
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.87	$11.18

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	Redemptions of Power Dividend Index Fund shares made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

6

Power Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2014

	Power Income	Power Dividend
	Fund	Index Fund
INVESTMENT INCOME
Dividends	$4,785,274	$4,255,684
Interest	24,949	1,166
TOTAL INVESTMENT INCOME	4,810,223	4,256,850

EXPENSES
Investment advisory fees	1,605,558	958,852
Distribution (12b-1) fees: Class A	40,521	61,557
Distribution (12b-1) fees: Class C	284	647
Administrative services fees	128,567	65,990
Non 12b-1 shareholder services fee	129,192	7,350
Transfer agent fees	38,246	24,931
Accounting services fees	33,288	23,718
Printing and postage expenses	22,206	13,466
Registration fees	20,069	18,033
Professional fees	16,590	14,322
Custodian fees	17,063	7,964
Compliance officer fees	11,003	4,984
Trustees’ fees and expenses	7,467	5,516
Insurance expense	7,658	2,622
Other expenses	7,562	6,910
TOTAL EXPENSES	2,085,274	1,216,862

NET INVESTMENT INCOME	2,724,949	3,039,988

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from security transactions	(7,666,917)	6,757,932
Net change in unrealized depreciation on investments	(6,717,972)	(7,145,996)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(14,384,889)	(388,064)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,659,940)	$2,651,924

See accompanying notes to financial statements.

7

Power Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
FROM OPERATIONS
Net investment income	$2,724,949	$11,773,197
Net realized gain (loss) from security transactions	(7,666,917)	761,852
Distributions of realized gains from underlying investment companies	—	1,370,645
Net change in unrealized appreciation (depreciation) on investments	(6,717,972)	6,717,972
Net increase (decrease) in net assets resulting from operations	(11,659,940)	20,623,666

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(243,197)	(905,853)
Class C	(846)	—
Class I	(2,491,907)	(9,504,680)
Net decrease in net assets resulting from distributions to shareholders	(2,735,950)	(10,410,533)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,225,181	19,295,082
Class C	557,717	—
Class I	68,545,329	153,156,410
Net asset value of shares issued in reinvestment of distributions:
Class A	207,960	792,365
Class C	694	—
Class I	2,127,336	7,936,036
Payments for shares redeemed:
Class A	(8,423,467)	(14,755,266)
Class I	(80,243,076)	(99,850,127)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(8,002,326)	66,574,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,398,216)	76,787,633

NET ASSETS
Beginning of Period	326,788,022	250,000,389
End of Period *	$304,389,806	$326,788,022
* Includes undistributed net investment income of:	$1,351,663	$1,362,664

SHARE ACTIVITY

Class A:
Shares Sold	912,734	1,859,118
Shares Reinvested	20,754	65,204
Shares Redeemed	(838,435)	(1,777,981)
Net increase in shares of beneficial interest outstanding	95,053	146,341

Class C:
Shares Sold	56,259	—
Shares Reinvested	70	—
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	56,330	—

Class I:
Shares Sold	6,780,196	6,269,742
Shares Reinvested	212,756	718,561
Shares Redeemed	(7,948,650)	(9,283,691)
Net decrease in shares of beneficial interest outstanding	(955,699)	(2,295,388)

See accompanying notes to financial statements.

8

Power Dividend Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2014	Period Ended
	(Unaudited)	June 30, 2014 (a)
FROM OPERATIONS
Net investment income	$3,039,988	$967,547
Net realized gain from security transactions	6,757,932	37,410
Net change in unrealized appreciation (depreciation) on investments	(7,145,996)	8,968,515
Net increase in net assets resulting from operations	2,651,924	9,973,472

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(713,500)	(208,523)
Class C	(8,556)	—
Class I	(2,186,810)	(794,833)
From net realized gains:
Class A	(29,331)	—
Class C	(597)	—
Class I	(79,664)	—
Net decrease in net assets resulting from distributions to shareholders	(3,018,458)	(1,003,356)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	54,676,940	29,186,879
Class C	1,810,527	—
Class I	126,150,473	97,267,455
Net asset value of shares issued in reinvestment of distributions:
Class A	649,753	156,334
Class C	7,948	—
Class I	2,083,811	723,791
Redemption fee proceeds:
Class A	12,468	841
Class C	41	—
Class I	34,902	3,120
Payments for shares redeemed:
Class A	(6,866,350)	(1,964,230)
Class C	(30)	—
Class I	(20,288,153)	(7,041,632)
Net increase in net assets resulting from shares of beneficial interest	158,272,330	118,332,558

TOTAL INCREASE IN NET ASSETS	157,905,796	127,302,674

NET ASSETS
Beginning of Period	127,302,674	—
End of Period *	$285,208,470	$127,302,674
* Includes undistributed net investment income of:	$205,224	$74,102

SHARE ACTIVITY
Class A:
Shares Sold	7,518,617	2,814,893
Shares Reinvested	57,722	14,422
Shares Redeemed	(613,637)	(190,246)
Net increase in shares of beneficial interest outstanding	6,962,703	2,639,069

Class C:
Shares Sold	159,188	—
Shares Reinvested	698	—
Shares Redeemed	(3)	—
Net increase in shares of beneficial interest outstanding	159,884	—

Class I:
Shares Sold	20,003,594	9,384,628
Shares Reinvested	185,244	67,183
Shares Redeemed	(1,802,093)	(664,960)
Net increase in shares of beneficial interest outstanding	18,386,745	8,786,851

(a)	The Power Dividend Index Fund commenced operations on November 7, 2013.

See accompanying notes to financial statements.

9

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2014		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2014	2013	2012	2011 (1)
Net asset value, beginning of period	$10.34		$9.96	$9.77	$10.19	$10.00

Activity from investment operations:
Net investment income (2)	0.07		0.39	0.34	0.24	0.34
Net realized and unrealized gain (loss) on investments	(0.46)		0.33	0.20	(0.40)	0.18
Total from investment operations	(0.39)		0.72	0.54	(0.16)	0.52
Less distributions from:
Net investment income	(0.07)		(0.34)	(0.34)	(0.22)	(0.33)
Net realized gains	—		—	—	(0.04)	—
Return of capital	—		—	(0.01)	—	—
Total distributions	(0.07)		(0.34)	(0.35)	(0.26)	(0.33)

Net asset value, end of period	$9.88		$10.34	$9.96	$9.77	$10.19

Total return (3)	(3.72	)% (4)	7.30%	5.57%	(1.45)%	5.19	% (4)

Net assets, at end of period (000s)	$31,019		$31,472	$25,194	$23,278	$16,447

Ratio of expenses to average net assets (5)	1.52	% (6)	1.52%	1.50%	1.46%	1.53	% (6)
Ratio of net investment income to average net assets (5,7)	1.46	% (6)	3.89%	3.31%	2.40%	4.19	% (6)

Portfolio Turnover Rate	357	% (4)	93%	170%	547%	259	% (4)

(1)	The Power Income Fund’s Class A shares commenced operations September 14, 2010.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Class C
Period Ended
December 31, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$9.99

Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized loss on investments	(0.07)
Total from investment operations	(0.09)
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$9.88

Total return (3,4)	(0.94)%

Net assets, at end of period (000s)	$557

Ratio of expenses to average net assets (5,6)	2.33%
Ratio of net investment income to average net assets (5,6,7)	(2.00)%

Portfolio Turnover Rate (4)	357%

(1)	The Power Income Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

11

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2014		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2014	2013	2012	2011 (1)
Net asset value, beginning of period	$10.33		$9.95	$9.76	$10.19	$10.00

Activity from investment operations:
Net investment income (2)	0.09		0.42	0.37	0.26	0.38
Net realized and unrealized gain (loss) on investments	(0.46)		0.32	0.20	(0.39)	0.15
Total from investment operations	(0.37)		0.74	0.57	(0.13)	0.53
Less distributions from:
Net investment income	(0.09)		(0.36)	(0.37)	(0.26)	(0.34)
Net realized gains	—		—	—	(0.04)	—
Return of capital	—		—	(0.01)	—	—
Total distributions	(0.09)		(0.36)	(0.38)	(0.30)	(0.34)

Net asset value, end of period	$9.87		$10.33	$9.95	$9.76	$10.19

Total return (3)	(3.60	)% (4)	7.56%	5.83%	(1.23)%	5.36	% (4)

Net assets, at end of period (000s)	$272,814		$295,316	$224,806	$242,785	$232,918

Ratio of expenses to average net assets (5)	1.27	% (6)	1.27%	1.25%	1.21%	1.28	% (6)
Ratio of net investment income to average net assets (5,7)	1.73	% (6)	4.14%	3.65%	2.62%	4.61	% (6)

Portfolio Turnover Rate	357	% (4)	93%	170%	547%	259	% (4)

(1)	The Power Income Fund’s Class I shares commenced operations September 14, 2010.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

12

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Six Months Ended		Period Ended
	December 31, 2014		June 30,
	(Unaudited)		2014 (1)
Net asset value, beginning of period	$11.14		$10.00

Activity from investment operations:
Net investment income (2)	0.17		0.17
Net realized and unrealized gain on investments	0.01		1.10
Total from investment operations	0.18		1.27

Less distributions from:
Net investment income	(0.14)		(0.13)
Net realized gains	(0.00	) (3)	—
Total distributions	(0.14)		(0.13)

Paid-in-Capital From Redemption Fees (3)	0.00		0.00

Net asset value, end of period	$11.18		$11.14

Total return (4,5)	1.64%		12.79%

Net assets, at end of period (000s)	$77,844		$29,407

Ratio of expenses to average net assets (6)	1.45%		1.75%
Ratio of net investment income to average net assets (6)	2.98%		2.46%

Portfolio Turnover Rate (5)	64%		22%

(1)	The Power Dividend Index Fund commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

13

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Period Ended
	December 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$11.51

Activity from investment operations:
Net investment income (2)	0.03
Net realized and unrealized gain (loss) on investments	(0.30)
Total from investment operations	(0.27)

Less distributions from:
Net investment income	(0.06)
Net realized gains	(0.00	) (3)
Total distributions	(0.06)

Paid-in-Capital From Redemption Fees (3)	0.00

Net asset value, end of period	$11.18

Total return (4,5)	(2.29)%

Net assets, at end of period (000s)	$1,787

Ratio of expenses to average net assets (6)	2.22%
Ratio of net investment income to average net assets (6)	2.83%

Portfolio Turnover Rate (5)	64%

(1)	The Power Dividend Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

14

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Six Months Ended		Period Ended
	December 31, 2014		June 30,
	(Unaudited)		2014 (1)
Net asset value, beginning of period	$11.14		$10.00

Activity from investment operations:
Net investment income (2)	0.18		0.18
Net realized and unrealized gain on investments	0.01		1.10
Total from investment operations	0.19		1.28

Less distributions from:
Net investment income	(0.15)		(0.14)
Net realized gains	(0.00	) (3)	—
Total distributions	(0.15)		(0.14)

Paid-in-Capital From Redemption Fees (3)	0.00		0.00

Net asset value, end of period	$11.18		$11.14

Total return (4,5)	1.74%		12.79%

Net assets, at end of period (000s)	$205,578		$97,896

Ratio of expenses to average net assets (6)	1.20%		1.50%
Ratio of net investment income to average net assets (6)	3.22%		2.68%

Portfolio Turnover Rate (5)	64%		22%

(1)	The Power Dividend Index Fund commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

15

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2014

1.	ORGANIZATION

The Power Income Fund and the Power Dividend Index Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Power Dividend Index Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Power Income Fund and Power Dividend Index Fund commenced operations on November 25, 2014.

The Funds’ investment objectives are as follows:

Power Income Fund – seek total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – seek total return from income and capital appreciation with capital preservation as a secondary objective.

The Funds each currently offer three classes of shares: Class A shares, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such

16

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014

shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are

17

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014

less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Funds’ investments measured at fair value:

Power Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$304,762,640	$—	$—	$304,762,640
Total	$304,762,640	$—	$—	$304,762,640

Power Dividend Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$284,383,551	$—	$—	$284,383,551
Short-Term Investments	4,253,347	—	—	4,253,347
Total	$288,636,898	$—	$—	$288,636,898

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Power Income Fund in its 2011, 2012 and 2013 tax returns or

18

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014

expected to be taken by the Funds in their 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $602,246,088 and $903,224,423, respectively, for the Power Income Fund and $281,639,681 and $122,805,500, respectively, for the Power Dividend Index Fund.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

W.E. Donoghue & Co., Inc. serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. For the six months ended December 31, 2014, the Advisor earned fees of $1,605,558 and $958,852 for the Power Income Fund and the Power Dividend Index Fund, respectively.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until October 31, 2015, so that the total annual operating expenses do not exceed 2.25%, 2.00% and 3.00% of the average daily net assets of Class A, Class I and Class C shares, respectively, of the Power Income Fund and the Power Dividend Index Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three after the fiscal year end during which the amounts were waived. As of December 31, 2014, the Advisor did not waive any of its management fees.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the period ended December 31, 2014, the Power Income Fund incurred distribution fees of $40,521 and $284 for Class A and Class C shares, respectively. For the period ended December 31, 2014 the Power Dividend Index Fund incurred distribution fees of $61,557 and $647 for Class A and Class C shares, respectively.

19

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. The Distributor is an affiliate of GFS. During the six months ended December 31, 2014, the Distributor received $67,945 in underwriting commissions for sales of Class A shares of the Power Income Fund, of which $12,798 was retained by the principal underwriter or other affiliated broker-dealers. During the six months ended December 31, 2014, the Distributor received $261,056 in underwriting commissions for sales of Class A shares of the Power Dividend Index Fund, of which $46,170 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.	REDEMPTION FEES

The Power Dividend Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended December 31, 2014, the Power Dividend Index Fund assessed $12,468, $41 and $34,902 in redemption fees for Class A, Class C and Class I shares respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year and period ended June 30, 2014 and June 30, 2013 was as follows:

	For the year/period ended June 30, 2014:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Income Fund	$10,410,533	$—	$—	$10,410,533
Power Dividend Index Fund	1,003,356	—	—	1,003,356

	For the year ended June 30, 2013:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Income Fund	$9,262,775	$—	$200,276	$9,463,051

As of June 30, 2014, the components of accumulated earnings on a tax basis were as follows:

	Ordinary	Long-Term	Carry	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	(Depreciation)	Earnings
Power Income Fund	$1,362,664	$—	$(2,671,122)	$6,532,075	$5,223,617
Power Dividend Index Fund	31,326	—	—	8,953,436	8,984,762

20

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014

The difference between book basis and tax basis accumulated net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-Corporation distributions.

At June 30, 2014, the Power Income Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total
Power Income Fund	$2,671,122	$—	$2,671,122
Power Dividend Index Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of organizational costs, the reclass of ordinary income distributions, and adjustments related to C-Corporation distributions, resulted in reclassification for the year/period ended June 30, 2014 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income (Loss)	Gain (Loss)
Power Dividend Index Fund	$(14,646)	$109,911	$(95,265)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2014, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	48.94%
Charles Schwab & Co.	Power Dividend Index Fund	25.04%
TD Ameritrade, Inc.	Power Dividend Index Fund	27.75%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. A contingent deferred sales charge will be assessed only to Class C shares of the Power Income Fund and Power Dividend Index Fund purchased on or before January 1, 2015, which are sold within one year of purchase. Class C shares of the Funds purchased after January 1, 2015 will not be subject to a contingent deferred sales charge. Management has concluded that there are no other events requiring adjustment or disclosure in the financial statements.

21

Power Funds

EXPENSE EXAMPLES (Unaudited)

December 31, 2014

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical **
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/14	12/31/14	Period *	12/31/14	Period ***

Power Income Fund – Class A	1.52%	$1,000.00	$962.80	$ 7.52	$1,017.54	$ 7.73
Power Income Fund – Class I	1.27%	$1,000.00	$964.00	$ 6.29	$1,018.80	$ 6.46
Power Dividend Index Fund – Class A	1.45%	$1,000.00	$1,016.40	$ 7.37	$1,017.90	$ 7.38
Power Dividend Index Fund – Class I	1.20%	$1,000.00	$1,017.40	$ 6.10	$1,019.16	$ 6.11
					Hypothetical **
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	11/25/14	12/31/14	Period ****	12/31/14	Period ***
Power Income Fund – Class C **	2.33%	$1,000.00	$990.60	$ 2.35	$1,013.46	$ 11.82
Power Dividend Index Fund – Class C **	2.22%	$1,000.00	$1,022.90	$ 2.28	$1,014.01	$ 11.27

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	The hypothetical example assumes that the Portfolio was in operation for the full six months ended 12/31/2014.

***	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

****	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (37) divided by the number of days in the fiscal year (365).

22

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
23

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
24

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
W.E. Donoghue & Co., Inc.
629 Washington Street
Norwood, MA 02062

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/6/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/6/15